SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives for Calculation of Depreciation
Buildings	20-40 years
Motor vehicles	5 years
Office and computer equipment	3-5 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Schedule of Original Useful Lives of Intangible Assets
Software	2 years to 10 years
Student populations	1.8 years to 15 years
Customer relationships	5.7 years
Cooperative agreements	1.3 years to 10 years
Favorable leases	0.8 years to 20 years
Non-compete agreements	3 years to 4.5 years
Trade names	Indefinite

Schedule of Deferred Revenue Balances by Segments
	As of December 31,
	2014	2015
	RMB	RMB

Career Enhancement	37,360	38,820
K-12	54,757	54,571
Tutoring	24,842	22,495
Total	116,959	115,886